Annual Total Returns- Alger Capital Appreciation Institutional Fund - Z2 (Class Z2 Shares) [BarChart] - Class Z2 Shares - Alger Capital Appreciation Institutional Fund - IR - Class Z-2	2017	2018	2019	2020
Total	31.45%	(0.56%)	33.54%	41.80%